Share-based payments reserve (Details 4)	12 Months Ended
Aug. 31, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.49 [1]
Number of options outstanding	10,450,000
Number of options exercisable	5,655,000
Remaining contractual life	3 years 3 months 18 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	4,425,000
Expiry date	Aug. 17, 2027
Remaining contractual life	3 years
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.45
Number of options outstanding	3,075,000
Number of options exercisable	1,230,000
Expiry date	Aug. 28, 2028
Remaining contractual life	4 years

[1]	Total represents weighted average.